SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenues and Long-Lived Assets
Net sales	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 5,153,998	$ 4,416,009	$ 4,489,180
Long-Lived Tangible Assets	514,705				506,483				514,705	506,483	376,638
United States
Revenues and Long-Lived Assets
Net sales									5,022,014	4,308,618	4,382,356
Long-Lived Tangible Assets	478,325				469,605				478,325	469,605	342,326
Foreign
Revenues and Long-Lived Assets
Net sales									131,984	107,391	106,824
Long-Lived Tangible Assets	$ 36,380				$ 36,878				$ 36,380	$ 36,878	$ 34,312